Note 2 - Summary of Significant Accounting Policies - Useful Lives of Property and Equipment (Details)	Mar. 31, 2026	Dec. 31, 2025
TAH-Driver Equipment [Member] | Minimum [Member]
Property and equipment, useful life (Year)	3 years	3 years
TAH-Driver Equipment [Member] | Maximum [Member]
Property and equipment, useful life (Year)	5 years	5 years
Laboratory Equipment [Member] | Minimum [Member]
Property and equipment, useful life (Year)	2 years	2 years
Laboratory Equipment [Member] | Maximum [Member]
Property and equipment, useful life (Year)	10 years	10 years
Office and Computer Equipment [Member]
Property and equipment, useful life (Year)	5 years	5 years